Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands		Total	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other Comprehensive loss [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2017		$ 15,795	$ 40		$ 92,381	$ (7)	$ (76,619)
Balance (in shares) at Dec. 31, 2017			14,435,161
Stock-based compensation		330	$ 0		330	0	0
Exercise of options and restricted stock units		12		[1]	12	0	0
Exercise of options and restricted stock units (in shares)			37,253
Unrealized gain (loss) from marketable debt securities		(29)	$ 0		0	(29)	0
Net loss		(2,506)	0		0	0	(2,506)
Balance at Mar. 31, 2018		13,602	$ 40		92,723	(36)	(79,125)
Balance (in shares) at Mar. 31, 2018			14,472,414
Balance at Dec. 31, 2017		15,795	$ 40		92,381	(7)	(76,619)
Balance (in shares) at Dec. 31, 2017			14,435,161
Unrealized gain (loss) from marketable debt securities		(22)
Net loss		(5,191)
Balance at Jun. 30, 2018		91,043	$ 58		172,824	(29)	(81,810)
Balance (in shares) at Jun. 30, 2018			20,912,754
Balance at Mar. 31, 2018		13,602	$ 40		92,723	(36)	(79,125)
Balance (in shares) at Mar. 31, 2018			14,472,414
Stock-based compensation		87	$ 0		87	0	0
Exercise of options and restricted stock units		868	$ 1		867	0	0
Exercise of options and restricted stock units (in shares)			291,080
Issuance of ordinary shares and warrants		5,965	$ 3		5,962
Issuance of ordinary shares and warrants (in shares)			1,000,000
Issuance of ordinary shares (Underwriter agreement)		70,304	$ 14		70,290
Issuance of ordinary shares (Underwriter agreement) (in shares)			5,000,000
Issuance of ordinary shares (ATM offering)		2,895		[1]	2,895	0	0
Issuance of ordinary shares (ATM offering) (in shares)			149,260
Unrealized gain (loss) from marketable debt securities		7	$ 0		0	7	0
Net loss		(2,685)	0		0	0	(2,685)
Balance at Jun. 30, 2018		91,043	$ 58		172,824	(29)	(81,810)
Balance (in shares) at Jun. 30, 2018			20,912,754
Balance at Dec. 31, 2018		87,894	$ 58		174,322	(11)	(86,475)
Balance (in shares) at Dec. 31, 2018			21,018,919
Stock-based compensation		416	$ 0		416	0	0
Exercise of options and restricted stock units		74		[1]	74	0	0
Exercise of options and restricted stock units (in shares)			94,147
Unrealized gain (loss) from marketable debt securities		36	$ 0		0	36	0
Net loss		(3,492)	0		0	0	(3,492)
Balance at Mar. 31, 2019		84,928	$ 58		174,812	25	(89,967)
Balance (in shares) at Mar. 31, 2019			21,113,066
Balance at Dec. 31, 2018		$ 87,894	$ 58		174,322	(11)	(86,475)
Balance (in shares) at Dec. 31, 2018			21,018,919
Exercise of options and restricted stock units	[1]
Exercise of options and restricted stock units (in shares)		5,895
Unrealized gain (loss) from marketable debt securities		$ 52
Net loss		(7,661)
Balance at Jun. 30, 2019		81,387	$ 58		175,424	41	(94,136)
Balance (in shares) at Jun. 30, 2019			21,121,337
Balance at Mar. 31, 2019		84,928	$ 58		174,812	25	(89,967)
Balance (in shares) at Mar. 31, 2019			21,113,066
Stock-based compensation		591	$ 0		591	0	0
Exercise of options and restricted stock units		21			21	0	0
Exercise of options and restricted stock units (in shares)			8,271
Unrealized gain (loss) from marketable debt securities		16	$ 0		0	16	0
Net loss		(4,169)	0		0	0	(4,169)
Balance at Jun. 30, 2019		$ 81,387	$ 58		$ 175,424	$ 41	$ (94,136)
Balance (in shares) at Jun. 30, 2019			21,121,337

[1]	Less than 1 thousand $.